Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (6,094,560)	$ (44,221,123)	$ (14,047,983)
Adjustments to reconcile net loss to net cash (used in) / provided by operating activities:
Depreciation of vessels	8,372,237	8,788,121	10,995,023
Other operating income	(499,103)
Loss on write-down of vessels held for sale	4,595,819	5,924,668	1,641,885
Amortization and write off of deferred charges	322,475	613,326	150,189
Amortization of debt discount	60,988
Net gain on sale of vessels	(803,811)	(10,597)	(461,586)
Share-based compensation	116,562	294,341	306,111
Loss on termination and impairment of shipbuilding contracts		7,050,179
Unrealized gain on derivatives	(45,552)	(12,921)	(45,669)
Other investment income		(1,024,714)	(1,212,938)
Impairment of other investment		4,421,452
Equity loss and impairment of investment in joint venture		16,515,702	2,158,393
Changes in operating assets and liabilities:
Trade accounts receivable	(47,168)	(23,842)	781,714
Prepaid expenses	(147,161)	3,108	172,725
Other receivables	(738,684)	360,976	(386,671)
Inventories	145,173	245,079	293,990
Increase / (decrease) in:
Due to related companies	1,269,038	(311,164)	(823,105)
Trade accounts payable	235,412	588,420	(1,262,798)
Accrued expenses	779,054	(8,447)	54,673
Deferred revenue	442,594	(24,802)	(341,525)
Net cash (used in)/provided by operating activities	7,963,312	(832,238)	(2,027,572)
Cash flows from investing activities:
Cash paid for vessels under construction, capitalized expenses and vessel acquisition	(39,698,984)	(27,329,824)	(16,628,889)
Advance received for vessel held for sale			1,122,208
Cash released from other investment	4,000,000
Proceeds from sale of vessels	9,552,260	4,196,268	7,345,342
Net cash used in investing activities	(26,146,724)	(23,133,556)	(8,161,339)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	549,495	3,168,058	10,545,007
Offering expenses paid	(341,072)	(82,377)	(400,696)
Loan arrangement fees paid	(229,762)	(790,042)	(442,574)
Proceeds from long-term debt	33,112,500	28,300,000	8,400,000
Repayment of long-term bank loans	(9,057,144)	(18,464,125)	(22,135,960)
Proceeds from long-term bank loans		2,000,000
Repayment of related party loan	(2,000,000)
Net cash (used in) / provided by financing activities	22,034,017	14,131,514	(4,034,223)
Net (decrease) / increase in cash, cash equivalents and restricted cash	3,850,605	(9,834,280)	(14,223,134)
Cash, cash equivalents and restricted cash at beginning of year	9,348,099	19,182,379	33,405,513
Cash, cash equivalents and restricted cash at end of year	13,198,704	9,348,099	19,182,379
Cash Breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	9,348,099	19,182,379	33,405,513
Supplemental cash flow information Cash paid for interest, net of capitalized expenses	2,637,715	1,727,186	1,352,737
Financing, and investing activities fees:
Loan arrangement fees accrued	74,863	38,400	72,600
Offering expenses accrued	12,508	178,308	3,279
Payment-in-kind dividends	1,808,811	1,725,699	1,639,149
Capital expenditures included in liabilities	64,476	218,909	385,488
Shares issued as consideration for vessel acquisition including inventory on-board		$ 1,800,000